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                      LETTERHEAD OF CHADBOURNE & PARKE LLP
                              30 ROCKEFELLER PLAZA
                               NEW YORK, NY 10112
                                 (212) 408-5100


                                                              August 31, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.
20549-6010


    Re:  ORBCOMM Inc.
         Amendment No. 2 to Registration Statement on Form S-1
         (Registration No. 333-134088)
         -----------------------------------------------------


Ladies and Gentlemen:

              On behalf of ORBCOMM Inc., a Delaware corporation (the "Company"), transmitted herewith is Amendment No. 2 ("Amendment No. 2") to the above-referenced Registration Statement on Form S-1 (Registration No. 333-134088) originally filed on May 12, 2006 (the "Form S-1"), marked to show changes from Amendment No. 1 to the Registration Statement on Form S-1 filed on July 13, 2006 ("Amendment No. 1").

              This letter is in response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "SEC") made in the letter dated July 28, 2006 (the "Comment Letter") from Ms. Peggy Fisher, Assistant Director of the SEC, to Christian G. Le Brun, General Counsel of the Company, in connection with Amendment No. 1. Set forth below are the staff's comments contained in the Comment Letter (in bold face type) followed by the Company's responses.

              In addition to changes made to address the staff's comments, Amendment No. 2 includes various updating information, including unaudited financial information with respect to the business of the Company as of and for the six months ended June 30, 2006.

AMENDMENT NO. 1 TO FORM S-1

1. WE NOTE YOUR RESPONSE TO COMMENT 2 IN OUR LETTER TO YOU DATED JUNE 9, 2006 THAT ANY PRELIMINARY PROSPECTUS YOU CIRCULATE WILL INCLUDE "SUBSTANTIALLY" ALL NON-RULE 430A INFORMATION. PLEASE TELL US WHAT INFORMATION WILL BE OMITTED.
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Securities and Exchange Commission            -2-               August 31, 2006


                  The Company confirms that any preliminary prospectus circulated will include all non-Rule 430A information. The Company intends to provide such information in a further amendment to the Form S-1.

2. WE NOTE YOUR RESPONSE TO COMMENT 4. WHERE YOU REFER TO DATA PROVIDED BY HARBOR RESEARCH IN THIS FILING, REVISE TO DISCLOSE THAT YOU COMMISSIONED AND PAID HARBOR RESEARCH TO PREPARE A REPORT FOR USE IN YOUR FILING. PLEASE FILE THE CONSENT AS AN EXHIBIT.

                  In response to the staff's comment, the Company has included disclosure that we engaged Harbor Research to prepare a report that reorganizes machine-to-machine and telematics industry information and data regularly gathered by Harbor Research for our use internally and in the prospectus in the first paragraph below the "Table of Contents" and under "Prospectus summary--Our Company", "Management's discussion and analysis of financial condition and results of operation--Overview" and "Business--Overview" and "--Market Opportunity" in Amendment No. 2. As requested, the Company has also filed the consent of Harbor Research as Exhibit 99 to Amendment No. 2.

USE OF PROCEEDS, PAGE 27

3. WE NOTE YOUR REVISED DISCLOSURE IN RESPONSE TO COMMENT 10. PLEASE EXPAND YOUR DISCLOSURE TO ADDRESS THAT THE CONTINGENT PURCHASE PRICE WILL BE PAID TO AFFILIATES, AND PROVIDE A CROSS-REFERENCE TO THE SECTION OF THE PROSPECTUS WHERE THIS IS DISCUSSED IN GREATER DETAIL.

                  In response to the staff's comment, the Company has included the requested disclosure under "Use of proceeds" in Amendment No. 2 to disclose that the contingent purchase price will be paid to certain affiliates of the Company and to cross-reference the more detailed disclosure contained under "Certain relationships and related party transactions--Satcom International Group plc." in Amendment No. 2.

MANAGEMENT'S DISCUSSION AND ANALYSIS, PAGE 34

4. WE NOTE YOUR RESPONSE TO COMMENT 16 AND THE REVISED DISCLOSURE IN MD&A ON PAGE 46. PLEASE EXPAND YOUR DISCUSSION IN MD&A TO INCLUDE THE SUBSTANCE OF YOUR RESPONSE REGARDING THE RECENT BUSINESS DEVELOPMENTS (5TH AND 6TH PARAGRAPHS) TO JUSTIFY THE INCREASE IN FAIR VALUE OF YOUR COMMON STOCK FROM $4.03 TO $10 PER SHARE DURING FEBRUARY 2006. ALSO, ADVISE US AND DISCLOSE THE PRELIMINARY ESTIMATED PRICE RANGE OF THE
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Securities and Exchange Commission            -3-               August 31, 2006


         IPO AND INCLUDE A DISCUSSION OF THE FACTORS CONTRIBUTING TO ANY MATERIAL DIFFERENCE BETWEEN $10 AND THE ESTIMATED IPO PRICE. REFER TO PARAGRAPH 182B OF AICPA AUDIT AND ACCOUNTING PRACTICE AID SERIES, "VALUATION OF PRIVATELY-HELD-COMPANY EQUITY SECURITIES ISSUED AS COMPENSATION."

                  In response to the staff's comment, the Company has included the requested disclosure under "Management's discussion and analysis of financial condition and results of operation--Critical Accounting Policies and Estimates--Stock-based compensation" in Amendment No. 2.

                  In addition, the Company will advise the staff and include in a further amendment to the Form S-1 the requested disclosure regarding the preliminary estimated price range of the IPO and the discussion of the significant factors contributing to any material difference between $10 and the estimated IPO price, once the preliminary estimated price range of the IPO is determined by the Company and the underwriters.

BUSINESS, PAGE 60

NETWORK CAPACITY, PAGE 87

5. WE NOTE YOUR RESPONSE TO COMMENT 21. PLEASE EXPAND YOUR DISCLOSURE TO EXPLAIN THE CONDITIONS REFERENCED IN YOUR RESPONSE UNDER WHICH THE ADDITIONAL SPECTRUM MAY BE MADE AVAILABLE FOR YOUR USE.

                  In response to the staff's comment, the Company has provided the requested disclosure under "The ORBCOMM communications system--System Status--Network capacity" to describe the conditions under which additional spectrum may be made available for the Company's use.

SHARES ELIGIBLE FOR FUTURE SALE, PAGE 127

6. TELL US WHY YOU HAVE NOT FILED THE LOCK-UP AGREEMENTS AS EXHIBITS TO THE REGISTRATION STATEMENT.

                  The Company supplementally advises the staff that it intends to file the form of lock-up agreement as an exhibit to the Form of Underwriting Agreement that will be filed as Exhibit 1 to the Form S-1.
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Securities and Exchange Commission            -4-               August 31, 2006


FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS, PAGE F-4

7. WE NOTE YOUR RESPONSE TO COMMENT 31 AND AWAIT THE PRO FORMA INFORMATION ON THE FACT OF YOUR BALANCE SHEET AS OF MARCH 31, 2006 AND IN THE PRO FORMA COLUMN WITHIN THE CAPITALIZATION TABLE.

                  The Company notes the staff's comment and will provide the requested disclosure on the face of the condensed consolidated balance sheet as of June 30, 2006 and in the pro forma column in the Capitalization table under "Capitalization" in a further amendment to the Form S-1 once the estimated price range for the offering has been determined and the amount of the contingent payment can be determined.

NOTE 1.  ORGANIZATION AND BUSINESS, PAGE F-8

8. IN REGARD TO YOUR RESPONSE TO COMMENT 33, WE NOTE YOU HAVE NOT PROVIDED PRO FORMA EARNING PER SHARE AMOUNTS ON THE FACE OF YOUR INCOME STATEMENTS AND ELSEWHERE IN THE FILING. PLEASE COMPLETE THIS DISCLOSURE IN A FILED AMENDMENT TO YOUR FORM S-1 PRIOR TO REQUESTING EFFECTIVENESS.

                  The Company notes the staff's comment and will provide the requested disclosure on the face of the income statements and elsewhere in the prospectus in a further amendment to the Form S-1 once the estimated price range for the offering has been determined and prior to requesting effectiveness of the Form S-1.

PART II

ITEM 17.  UNDERTAKINGS, PAGE II-5

9. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 37. HOWEVER, THE STAFF OF THE DIVISION OF CORPORATION FINANCE HAS TAKEN THE POSITION THAT DUE, IN PART, TO THE LANGUAGE OF SECURITIES ACT RULE 430C(D) AND YOUR ABILITY TO FILE PROSPECTUS SUPPLEMENTS, THE UNDERTAKINGS ARE REQUIRED. THEREFORE, WE REISSUE THE COMMENT.

                  In response to the staff's comment, the Company has included the requested undertakings in Part II--Information Not Required in Prospectus.

                                      * * *
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Securities and Exchange Commission            -5-               August 31, 2006

              We are also delivering to each of Peggy Fisher, Eduardo Aleman, Andrew Mew and Robert Littlepage of the staff courtesy copies of (i) Amendment No. 2 with exhibits, marked to show changes from Amendment No. 1, and (ii) this response letter.

              In addition, please note that in connection with the Company's request for confidential treatment of certain portions of certain exhibits to the Form S-1, the Company is refiling revised Exhibits 10.1, 10.3.1, 10.4 and
10.5 to the Form S-1 in accordance with the Company's letter dated August 9, 2006.

              Please telephone Sey-Hyo Lee at (212) 408-5122 or, in his absence, James Laws at (212) 408-5547, of this office, if you require additional information or wish to comment further orally. If you wish to comment in writing, please send such comment to Sey-Hyo Lee by facsimile at (646) 710-5122.


                                              Very truly yours,


                                              /s/ Chadbourne & Parke LLP


Enclosures

VIA EDGAR AND HAND DELIVERY
---------------------------

cc:    Peggy Fisher
       Eduardo Aleman
       Andrew Mew
       Robert Littlepage